Consolidated statements of financial position - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Other receivables		$ 31,225	$ 58,081	[1]
Deferred tax assets		13,334	13,556	[1]
Intangible assets		1,359,657	1,279,328	[1]
Property, plant and equipment		97,063	89,082	[1]
Right-of-use assets		195,549	179,227	[1]
Investments		17,937	8,278	[1]
Investments in associates		69	2,319	[1]
Total non-current assets		1,714,834	1,629,871	[1]
Current assets
Inventories		255,664	145,309	[1]
Trade and other receivables		374,706	209,946	[1]
Current tax assets		10,201	2,082	[1]
Short-term investments		99,971
Derivative financial assets		8,010	30,242	[1]
Cash and cash equivalents		1,363,128	1,573,421	[1]
Total current assets		2,111,680	1,961,000	[1]
Total assets		3,826,514	3,590,871	[1]
Non-current liabilities
Provisions		60,545	129,113	[1]
Deferred tax liabilities		156,025	182,463	[1]
Lease liabilities		180,915	165,275	[1]
Employee benefit obligations		12,948	26,116	[1]
Derivative financial liabilities		872,428	2,996,220	[1]
Borrowings	[1]	515,804	617,789
Put and call option liabilities		836,609	348,937	[1]
Other financial liabilities		13,367	4,853	[1]
Total non-current liabilities		2,648,641	4,470,766	[1]
Current liabilities
Trade and other payables		806,406	666,144	[1]
Provisions		14,585	27,146	[1]
Current tax liability		5,189	3,098	[1]
Lease liabilities		33,594	26,128	[1]
Employee benefit obligations		8,296	38,286	[1]
Derivative financial liabilities		21,118	17,427	[1]
Put and call option liabilities		8,321
Other financial liabilities		9,748	518	[1]
Total current liabilities		907,257	778,747	[1]
Total liabilities		3,555,898	5,249,513	[1]
(Deficit)/equity
Share capital		15,231	14,168	[1]
Share premium		1,641,674	927,931	[1]
Merger reserve		783,529	783,529	[1]
Foreign exchange reserve		(24,544)	(7,271)	[1]
Other reserves (1)	[1]	59,520	467,565
Accumulated losses (1)	[1]	(2,386,802)	(4,013,120)
(Deficit)/equity attributable to owners of the parent		88,608	(1,827,198)	[1]
Non-controlling interests		182,008	168,556	[1]
Total (deficit)/equity		270,616	(1,658,642)	[1]
Total (deficit)/equity and liabilities		$ 3,826,514	$ 3,590,871	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.